Quarterly Holdings Report
for

Fidelity® Municipal Income Fund

March 31, 2021

HIY-QTLY-0521
1.815010.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	3,134
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$2,550	$2,978
5% 4/1/26	2,400	2,889
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	4,596

TOTAL ALABAMA		13,597

Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.969%, tender 1/1/37 (a)(b)	2,485	2,474
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	937
5% 5/1/51	910	933
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(c)	10,210	11,592
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,540
5% 7/1/31	3,105	3,787
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	247
5% 7/1/48	295	305
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,947
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	890	911
6% 1/1/48 (d)	4,540	4,610
Maricopa County Rev. Series 2016 A:
5% 1/1/32	8,280	10,021
5% 1/1/33	4,965	5,992
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	830	877
Series 2017 A:
5% 7/1/33 (c)	910	1,088
5% 7/1/36(c)	1,450	1,721
5% 7/1/37 (c)	1,075	1,273
Series 2017 B:
5% 7/1/29	2,070	2,557
5% 7/1/33	2,900	3,525
5% 7/1/36	3,310	3,995
5% 7/1/37	2,070	2,492
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	7,062
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	1,130
5% 7/1/49	1,125	1,265
5% 7/1/54	1,330	1,491
5% 7/1/59	2,000	2,234
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/22	1,240	1,332
5.5% 12/1/29	7,370	9,607

TOTAL ARIZONA		88,945

California - 3.5%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,953
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	150	151
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
Series 2012, 5.25% 4/1/35	7,080	7,427
Series 2017, 5% 11/1/29	7,510	9,454
Series 2019, 5% 4/1/27	4,750	5,938
Series 2020, 4% 11/1/38	6,500	7,828
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	2,060	2,349
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	8,550
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (d)	1,120	941
5% 7/1/37 (d)	1,525	1,281
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	335	281
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	1,985	2,181
5% 6/1/28	5,110	5,611
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,695	2,809
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,696
5% 7/1/36	1,600	2,113
5% 7/1/37	1,000	1,316
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,246
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/23	3,140	3,446
5% 6/1/24	1,770	2,014
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,100	3,696
0% 11/1/30 (FSA Insured)	4,140	3,523
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	156
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (c)	5,105	5,414
5% 8/1/25 (c)	3,515	4,136
5% 8/1/26 (c)	1,350	1,632
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	3,256
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,703
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,961
Series 2011, 0% 8/1/46	950	455
Series B:
0% 8/1/37	6,455	4,545
0% 8/1/39	19,705	13,016
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	950
5% 9/1/26	1,050	1,245
5% 9/1/29	2,185	2,546
5% 9/1/31	985	1,136
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,873
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,317
Series 2008 E, 0% 7/1/47 (e)	7,205	6,675
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (c)	1,000	1,198
Series 2019 B, 5% 5/1/49	3,765	4,601
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	3,815	4,205
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	4,790	5,280
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	8,616
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,281
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,235
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	2,485	2,697
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	3,725	4,215
Series 2013 B, 5.5% 8/1/38	830	939
West Contra Costa Unified School District Series 2012, 5% 8/1/26	1,655	1,756

TOTAL CALIFORNIA		172,858

Colorado - 1.1%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,409
5% 10/1/43	2,600	2,976
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,503
4% 9/1/36	1,075	1,181
5% 9/1/46	6,045	6,901
Series 2019 A2:
4% 8/1/49	6,100	6,736
5% 8/1/37	1,000	1,237
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,455	1,629
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	1,885	2,108
5% 11/15/26 (c)	2,855	3,489
5% 11/15/27 (c)	2,440	3,046
Series 2018 A:
5% 12/1/34 (c)	4,245	5,729
5% 12/1/36 (c)	4,140	5,040
5% 12/1/37 (c)	8,280	10,052

TOTAL COLORADO		54,036

Connecticut - 2.2%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	1,390	1,645
Series 2015 B, 5% 6/15/32	1,980	2,307
Series 2016 B, 5% 5/15/26	5,095	6,185
Series 2018 F:
5% 9/15/23	2,150	2,398
5% 9/15/24	2,690	3,111
5% 9/15/25	2,700	3,221
Series 2020 A:
4% 1/15/33	10,100	12,100
4% 1/15/34	8,385	9,997
4% 1/15/38	1,000	1,173
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	500
5% 7/1/27	290	356
5% 7/1/28	525	640
5% 7/1/29	330	399
Series 2016 K, 4% 7/1/46	7,315	7,800
Series 2017 B, 5% 7/1/29	11,995	15,814
Series 2018 K-3, 5% 7/1/36	895	1,026
Series 2019 A:
5% 7/1/39 (d)	3,930	4,123
5% 7/1/49 (d)	285	294
Series 2020 A:
4% 7/1/37	2,500	2,852
4% 7/1/38	1,120	1,274
5% 7/1/32	2,000	2,509
5% 7/1/34	3,500	4,357
Series 2020 K, 5% 7/1/44 (d)	1,525	1,698
Series G, 5% 7/1/50 (d)	1,800	1,990
Series K1:
5% 7/1/27	415	488
5% 7/1/29	1,060	1,252
5% 7/1/30	830	973
5% 7/1/31	1,400	1,633
5% 7/1/32	1,000	1,162
5% 7/1/33	2,500	2,899
5% 7/1/34	620	715
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	3,785	4,422
5% 4/1/39 (d)	4,865	5,549
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	885	1,067

TOTAL CONNECTICUT		107,929

District Of Columbia - 1.4%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 5% 10/1/47	7,150	8,673
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/35	2,115	2,566
5% 10/1/37	2,125	2,563
5% 10/1/39	2,000	2,401
5% 10/1/44	7,000	8,311
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	1,200	1,464
5% 10/1/32 (c)	1,855	2,255
5% 10/1/33 (c)	910	1,100
5% 10/1/35 (c)	2,070	2,491
5% 10/1/42 (c)	4,140	4,906
Series 2020 A:
5% 10/1/25 (c)	11,725	13,924
5% 10/1/26 (c)	9,015	10,993
5% 10/1/27 (c)	3,125	3,904
5% 10/1/28 (c)	1,560	1,975

TOTAL DISTRICT OF COLUMBIA		67,526

Florida - 8.4%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,696
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	800	854
Series 2012 Q1, 5% 10/1/25	4,315	4,619
Series 2017:
5% 10/1/25 (c)	205	242
5% 10/1/26 (c)	930	1,126
5% 10/1/27 (c)	830	1,028
5% 10/1/29 (c)	2,200	2,682
5% 10/1/30 (c)	610	740
5% 10/1/32 (c)	2,900	3,492
5% 10/1/33 (c)	1,080	1,296
5% 10/1/34 (c)	1,055	1,263
5% 10/1/35 (c)	1,240	1,481
5% 10/1/36 (c)	1,655	1,972
5% 10/1/37 (c)	1,865	2,217
5% 10/1/42 (c)	3,520	4,141
5% 10/1/47 (c)	4,965	5,801
Series A:
5% 10/1/23 (c)	1,180	1,310
5% 10/1/28 (c)	2,485	2,934
5% 10/1/30 (c)	2,900	3,400
5% 10/1/31 (c)	2,485	2,905
5% 10/1/32 (c)	2,320	2,707
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	668
Series 2012 A:
5% 7/1/24	1,795	1,897
5% 7/1/27	4,715	4,974
Series 2015 A:
5% 7/1/24	1,855	2,122
5% 7/1/27	830	972
Series 2015 B, 5% 7/1/24	2,280	2,609
Series 2016, 5% 7/1/32	1,820	2,178
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/28	2,000	2,400
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,994
5% 7/1/32	10,120	11,800
Series 2016 A, 5% 7/1/33	1,110	1,327
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,820	3,128
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	6,044
Series 2015 C:
5% 10/1/30	2,705	3,093
5% 10/1/40	1,655	1,857
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	2,199
5% 10/1/31	1,975	2,400
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,065	3,272
Series 2015 B:
5% 10/1/28	830	983
5% 10/1/30	1,490	1,763
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	830	966
Series 2016:
5% 10/1/21 (c)	1,280	1,310
5% 10/1/22 (c)	830	888
5% 10/1/26 (c)	1,405	1,709
5% 10/1/27 (c)	830	1,031
Series 2017 A:
5% 10/1/25 (c)	830	984
5% 10/1/27 (c)	1,655	2,056
5% 10/1/29 (c)	2,485	3,043
5% 10/1/30 (c)	2,665	3,245
5% 10/1/32 (c)	5,590	6,761
5% 10/1/34 (c)	4,965	5,972
5% 10/1/35 (c)	6,565	7,879
5% 10/1/36 (c)	6,210	7,433
5% 10/1/37 (c)	5,175	6,179
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	1,165	1,282
5% 6/1/24	230	259
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	830	889
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	830	940
5% 6/1/28 (FSA Insured)	830	939
5% 6/1/30 (FSA Insured)	1,865	2,106
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	5,225	5,305
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (c)	1,575	1,610
5% 10/1/22 (c)	830	886
5% 10/1/23 (c)	6,375	6,819
5% 10/1/24 (c)	7,490	8,009
Series 2014 A:
5% 10/1/28 (c)	4,140	4,740
5% 10/1/33 (c)	6,940	7,886
5% 10/1/36 (c)	13,125	14,924
Series 2015 A:
5% 10/1/29 (c)	1,310	1,528
5% 10/1/31 (c)	1,100	1,280
5% 10/1/35 (c)	4,555	5,183
Series 2016 A:
5% 10/1/29	1,200	1,442
5% 10/1/31	1,450	1,733
Series 2017 B, 5% 10/1/40 (c)	10,760	12,754
Series 2019 A, 5% 10/1/49 (c)	11,860	14,336
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	3,105	3,331
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,900	3,253
Series 2014 B:
5% 7/1/26	2,070	2,362
5% 7/1/27	1,450	1,649
5% 7/1/28	830	943
Series 2016 A:
5% 7/1/32	3,560	4,270
5% 7/1/33	3,020	3,619
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (FSA Insured)	645	754
5% 5/1/29	3,375	3,919
Series 2016 A, 5% 5/1/30	6,225	7,422
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 4% 10/1/35	3,900	4,575
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	9,975	10,453
Series 2016 A:
5% 10/1/39	2,200	2,583
5% 10/1/44	1,605	1,862
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,280	9,743
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (c)	995	1,018
5% 10/1/23 (c)	1,095	1,213
5% 10/1/24 (c)	1,140	1,304
5% 10/1/27 (c)	830	994
5% 10/1/29 (c)	860	1,015
5% 10/1/30 (c)	1,530	1,796
5% 10/1/31 (c)	1,075	1,256
5% 10/1/32 (c)	1,655	1,923
5% 10/1/33 (c)	3,555	4,114
5% 10/1/34 (c)	3,730	4,310
5% 10/1/35 (c)	3,930	4,532
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/22 (Escrowed to Maturity)	555	599
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	3,905	4,610
5% 8/1/29	4,965	5,840
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	455
5% 7/1/39	810	949
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,957
5% 10/1/32	5,190	6,186
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,363
5% 8/15/26	2,815	3,431
5% 8/15/27	1,865	2,327
5% 8/15/28	1,240	1,544
5% 8/15/30	2,685	3,297
5% 8/15/31	2,590	3,169
5% 8/15/32	1,930	2,354
5% 8/15/34	5,360	6,500
5% 8/15/35	3,555	4,302
5% 8/15/42	5,465	6,513
5% 8/15/47	8,115	9,605
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	1,025
Series 2015 A, 5% 12/1/40	1,820	2,030
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	1,905	2,029
5% 9/1/25	340	361
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	1,092
5% 10/15/49	1,705	2,045
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	989
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,903
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,470	1,684
5% 8/1/26	280	320

TOTAL FLORIDA		419,584

Georgia - 1.8%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (c)	1,870	2,201
Atlanta Wtr. & Wastewtr. Rev. Series 2015, 5% 11/1/27	830	972
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (a)	6,900	8,770
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	2,485	2,544
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	1,515	1,731
5% 6/15/52	5,540	6,799
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/22	2,835	3,035
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,975
5% 8/1/39	1,705	1,907
5% 8/1/43	2,275	2,626
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,604
4% 7/1/36	4,500	5,139
4% 7/1/43	6,160	6,905
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	21,230	23,074
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,244
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	2,900	3,277
5% 4/1/30	1,655	1,838
5% 4/1/44	3,160	3,446
Series 2019 A, 5% 6/1/29	800	1,012
Series 2020 B:
5% 9/1/25	4,290	5,118
5% 9/1/31	2,490	3,306
5% 9/1/32	1,880	2,485

TOTAL GEORGIA		91,008

Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (c)	6,210	7,113
5% 7/1/45 (c)	18,015	20,634
Series 2018 A:
5% 7/1/29 (c)	1,055	1,311
5% 7/1/30 (c)	1,240	1,530
5% 7/1/31 (c)	1,215	1,493
5% 7/1/32 (c)	1,240	1,518
5% 7/1/33 (c)	1,265	1,543
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/34 (c)	750	881
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	1,305	1,375
5.25% 8/1/24 (c)	1,655	1,829
5.25% 8/1/25 (c)	2,070	2,287

TOTAL HAWAII		41,514

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	705	784
Illinois - 20.7%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2002, 0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,615	1,608
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,960	1,951
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,975	2,035
Series 2011 A:
5% 12/1/41	4,790	4,880
5.25% 12/1/41	2,965	3,025
5.5% 12/1/39	6,540	6,687
Series 2012 A, 5% 12/1/42	7,630	7,909
Series 2015 C, 5.25% 12/1/39	1,405	1,545
Series 2016 B, 6.5% 12/1/46	660	794
Series 2017 A, 7% 12/1/46 (d)	2,320	2,945
Series 2017 C:
5% 12/1/22	2,175	2,324
5% 12/1/23	1,880	2,073
5% 12/1/24	4,770	5,399
5% 12/1/25	2,725	3,153
5% 12/1/26	800	941
5% 12/1/30	2,105	2,492
5% 12/1/34	1,245	1,454
Series 2017 D:
5% 12/1/23	2,460	2,713
5% 12/1/24	1,030	1,166
5% 12/1/31	2,485	2,930
Series 2017 H, 5% 12/1/36	95	110
Series 2018 A:
5% 12/1/25	830	960
5% 12/1/26	830	977
5% 12/1/28	3,915	4,748
5% 12/1/30	1,655	1,992
5% 12/1/32	950	1,135
5% 12/1/35	830	983
Series 2018 C, 5% 12/1/46	3,250	3,756
Series 2019 A:
4% 12/1/27	5,000	5,673
5% 12/1/22	1,575	1,683
5% 12/1/27	1,625	1,945
5% 12/1/28	2,910	3,529
5% 12/1/28	2,000	2,425
5% 12/1/33	1,300	1,572
Series 2021 A:
5% 12/1/37	2,140	2,592
5% 12/1/40	1,750	2,113
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000	1,202
Series 2020 A:
5% 1/1/27	430	507
5% 1/1/28	6,400	7,682
5% 1/1/29	5,675	6,909
5% 1/1/30	3,125	3,851
5% 1/1/31	3,760	4,599
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (c)	8,550	9,571
5% 1/1/28 (c)	15,855	17,711
5% 1/1/33 (c)	4,450	4,918
5% 1/1/34 (c)	2,150	2,373
Series 2016 A, 5% 1/1/28 (c)	1,655	1,932
Series 2016 B:
4% 1/1/35	1,305	1,429
5% 1/1/36	1,655	1,919
5% 1/1/37	2,235	2,592
5% 1/1/46	5,865	6,801
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	5,195	5,599
Series 2013 D, 5% 1/1/27	2,650	2,856
Series 2015 A:
5% 1/1/31 (c)	5,000	5,732
5% 1/1/32 (c)	10,100	11,571
Series 2015 C:
5% 1/1/24 (c)	1,190	1,332
5% 1/1/46 (c)	1,985	2,244
Series 2016 B, 5% 1/1/34	5,050	5,917
Series 2016 C:
5% 1/1/33	2,255	2,646
5% 1/1/34	2,610	3,058
Series 2016 G:
5% 1/1/37 (c)	1,655	1,927
5% 1/1/42 (c)	1,655	1,909
5.25% 1/1/29 (c)	290	351
5.25% 1/1/31 (c)	330	396
Series 2017 A, 5% 1/1/31	2,925	3,497
Series 2017 B:
5% 1/1/35	1,740	2,062
5% 1/1/37	7,080	8,388
Series 2017 C:
5% 1/1/30	495	594
5% 1/1/31	495	592
5% 1/1/32	540	644
Series 2017 D:
5% 1/1/28 (c)	2,475	2,984
5% 1/1/29 (c)	2,070	2,476
5% 1/1/32 (c)	2,235	2,634
5% 1/1/34 (c)	3,360	3,938
5% 1/1/35 (c)	2,485	2,907
5% 1/1/36 (c)	3,090	3,607
5% 1/1/37 (c)	1,655	1,927
Series 2018 A:
5% 1/1/48 (c)	2,215	2,615
5% 1/1/53 (c)	3,790	4,457
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	2,185	2,572
5% 7/1/48 (c)	9,030	10,541
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	14,900	17,291
Series 2017, 5% 12/1/46	3,395	4,029
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/23	1,505	1,646
5% 6/1/24	255	289
5% 6/1/25	255	298
5% 6/1/26	205	246
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	1,655	1,761
Series 2012 C, 5% 12/15/21	830	853
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/24	9,190	9,862
Series 2016 A:
5% 11/15/26	4,420	5,412
5% 11/15/27	2,320	2,854
5% 11/15/28	3,020	3,703
5% 11/15/29	3,760	4,596
5% 11/15/30	4,140	5,052
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,275
5% 8/1/30	760	883
5% 8/1/32	1,015	1,172
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	941
5% 10/1/29	830	998
5% 10/1/30	830	995
5% 10/1/35	1,655	1,960
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	28,951
5% 5/15/43	34,525	41,612
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	1,054
4% 2/15/33	225	255
5% 2/15/26	2,525	3,043
5% 2/15/29	5,110	6,253
5% 2/15/36	1,160	1,387
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	940
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	475
Series 2012 A:
5% 5/15/22	1,805	1,896
5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	250	263
Series 2012:
4% 9/1/32	7,265	7,539
5% 9/1/32	1,575	1,664
5% 9/1/38	21,730	23,074
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	4,315	4,643
Series 2013:
5% 11/15/24	415	446
5% 11/15/27	85	91
5% 11/15/28	2,380	2,548
5% 11/15/29	1,160	1,240
Series 2015 A:
5% 11/15/21	495	509
5% 11/15/35	1,985	2,280
5% 11/15/45	2,670	3,079
Series 2015 B, 5% 11/15/27	2,615	3,045
Series 2015 C:
4.125% 8/15/37	735	792
5% 8/15/35	6,175	6,994
5% 8/15/44	30,175	33,719
Series 2016 A:
5% 8/15/22 (Escrowed to Maturity)	830	883
5% 8/15/25 (Escrowed to Maturity)	1,970	2,345
5% 7/1/28	1,020	1,217
5% 2/15/29	4,255	4,972
5% 2/15/30	4,490	5,218
5% 7/1/30	590	696
5% 2/15/31	3,620	4,192
5% 7/1/31	1,040	1,223
5% 2/15/32	3,520	4,066
5% 7/1/33	540	632
5% 7/1/34	4,140	4,833
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	516
5% 7/1/36	2,140	2,485
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	2,069
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	614
Series 2016 B:
5% 8/15/31	6,095	7,259
5% 8/15/32	5,000	5,938
5% 8/15/34	6,220	7,340
5% 8/15/36	8,680	10,198
Series 2016 C:
3.75% 2/15/34	1,215	1,349
4% 2/15/36	5,160	5,812
4% 2/15/41	14,125	15,746
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	655	771
5% 2/15/24	555	627
5% 2/15/30	6,425	7,812
5% 2/15/31	12,595	15,252
5% 2/15/32	3,660	4,419
5% 2/15/34	2,920	3,505
5% 2/15/41	5,720	6,755
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	35
5% 5/15/29	1,040	1,231
5% 12/1/29	1,420	1,709
5% 5/15/30	2,200	2,590
5% 12/1/46	3,865	4,542
Series 2017 A:
5% 1/1/36	1,860	2,184
5% 8/1/42	730	831
Series 2017:
5% 1/1/29	2,775	3,430
5% 7/1/34	4,640	5,667
5% 7/1/35	3,900	4,757
Series 2018 A:
4.25% 1/1/44	2,465	2,748
5% 1/1/44	14,900	17,559
Series 2019:
4% 9/1/37	600	671
4% 9/1/41	1,000	1,106
5% 9/1/36	1,000	1,223
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	2,090	2,140
Series 2012:
5% 8/1/21	1,985	2,014
5% 3/1/23	4,265	4,427
5% 8/1/23	3,810	4,173
Series 2013:
5% 1/1/22	2,420	2,425
5.5% 7/1/24	830	912
5.5% 7/1/25	4,315	4,730
Series 2014:
5% 2/1/22	880	912
5% 2/1/23	3,665	3,945
5% 2/1/25	3,005	3,327
5% 2/1/26	2,270	2,497
5% 4/1/28	1,895	2,083
5% 5/1/28	1,780	1,960
5.25% 2/1/31	360	393
Series 2016:
5% 2/1/23	1,500	1,614
5% 2/1/24	8,285	9,218
5% 6/1/25	7,295	8,405
5% 11/1/25	2,485	2,889
5% 6/1/26	995	1,171
5% 2/1/27	5,585	6,646
Series 2017 D:
5% 11/1/25	28,795	33,301
5% 11/1/26	8,690	10,234
5% 11/1/27	2,900	3,455
Series 2018 A, 5% 10/1/28	230	279
Series 2019 B:
5% 9/1/21	3,990	4,062
5% 9/1/22	3,915	4,150
5% 9/1/23	3,990	4,383
5% 9/1/24	3,990	4,511
Series 2020, 5.75% 5/1/45	3,865	4,808
Series 2021 A:
5% 3/1/32	2,750	3,410
5% 3/1/33	1,500	1,850
5% 3/1/34	2,220	2,729
5% 3/1/35	5,450	6,671
5% 3/1/36	4,500	5,486
5% 3/1/37	5,500	6,684
5% 3/1/46	7,635	9,079
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	6,184	6,522
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,967
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	3,020	3,524
Series 2016 A:
5% 12/1/31	5,825	6,946
5% 12/1/32	8,525	10,157
Series A:
5% 1/1/36	1,000	1,287
5% 1/1/38	350	447
5% 1/1/40	2,390	3,019
5% 1/1/45	10,100	12,550
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2002, 0% 12/1/21 (AMBAC Insured)	2,560	2,550
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,783
5% 2/1/35	4,140	4,850
5% 2/1/36	7,120	8,323
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,220	4,102
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,215	5,110
Series 2010 B1:
0% 6/15/43 (FSA Insured)	41,985	21,807
0% 6/15/45 (FSA Insured)	25,250	12,086
0% 6/15/47 (FSA Insured)	3,000	1,341
Series 2012 B, 0% 12/15/51	10,845	3,720
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,035
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,560	2,444
Series 1996 A, 0% 6/15/24	2,535	2,445
Series 1998 A, 5.5% 12/15/23	10	11
Series 2017 B:
5% 12/15/25	830	967
5% 12/15/26	2,755	3,280
5% 12/15/27	295	359
5% 12/15/31	560	672
5% 12/15/34	330	393
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,659
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,608
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,276
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,633
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	4,934
5% 6/1/28	2,275	2,693
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	4,555	5,087
6.25% 10/1/38	4,495	5,060
Series 2018 A, 5% 4/1/30	3,425	4,212
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,095	4,784
Will County Illinois Series 2016:
5% 11/15/31 (Pre-Refunded to 11/15/25 @ 100)	1,340	1,616
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	1,020	1,230
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,495
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,495

TOTAL ILLINOIS		1,033,573

Indiana - 1.3%
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	5,845	6,942
Series 2016:
4% 9/1/21	330	335
5% 9/1/22	250	266
5% 9/1/23	375	415
5% 9/1/24	560	642
5% 9/1/26	1,075	1,309
5% 9/1/27	540	652
5% 9/1/28	2,535	3,040
5% 9/1/29	1,240	1,478
5% 9/1/30	1,160	1,376
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,105	2,252
Series 2015 A, 5% 10/1/30	3,990	4,597
Series 2011 A, 5.25% 10/1/25	1,450	1,485
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	2,045	2,081
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	6,261
Series 2016:
4% 1/1/32 (c)	830	914
4% 1/1/33 (c)	830	910
4% 1/1/34 (c)	1,010	1,101
4% 1/1/35 (c)	2,300	2,502
5% 1/1/26 (c)	875	1,039
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	1,700	1,845
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,244
5% 7/1/35	1,960	2,445
5% 7/1/36	2,130	2,649
5% 7/1/37	1,970	2,443
5% 7/1/38	2,345	2,905
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	289
4% 4/1/46	6,035	6,578
5% 4/1/43	460	547
Series 2020:
4% 4/1/38	1,510	1,678
5% 4/1/32	1,805	2,223

TOTAL INDIANA		64,443

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	1,299
5% 5/15/48	1,300	1,467
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (c)	1,850	2,224
5% 12/1/27 (c)	1,965	2,397

TOTAL IOWA		7,387

Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	3,740	4,356
5% 9/1/45	5,630	6,513

TOTAL KANSAS		10,869

Kentucky - 1.2%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/22	600	621
5% 1/1/23	350	378
5% 1/1/28	1,310	1,545
5% 1/1/31	1,240	1,438
5% 1/1/32	1,240	1,438
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,247
5% 8/1/44	1,000	1,213
Series 2019 A2, 5% 8/1/44	2,995	3,632
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	999
5% 5/1/27	2,435	3,006
5% 5/1/29	4,510	5,665
5% 5/1/32	1,185	1,479
5% 5/1/33	915	1,138
5% 5/1/34	1,045	1,296
5% 5/1/35	615	754
5% 5/1/36	520	636
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	10,000	11,449
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (a)	1,695	2,065
Series 2020 D, 5%, tender 10/1/29 (a)	2,030	2,622
Series 2013 A:
5.5% 10/1/33	2,815	3,144
5.75% 10/1/38	7,255	8,133
Series 2020 A:
5% 10/1/37	2,405	3,015
5% 10/1/38	2,300	2,876

TOTAL KENTUCKY		59,789

Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	2,270
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,438
5% 12/15/25	2,585	3,088
5% 12/15/26	1,045	1,280
5% 12/15/28	1,655	2,003
5% 12/15/29	1,175	1,420
5% 12/15/30	2,320	2,792
Series 2018 E:
5% 7/1/37	1,615	1,986
5% 7/1/38	1,260	1,545
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (c)	1,160	1,344
5% 1/1/29 (c)	4,295	4,948
5% 1/1/30 (c)	5,795	6,646
5% 1/1/31 (c)	2,070	2,367
5% 1/1/40 (c)	16,980	19,166
Series 2017 B:
5% 1/1/27 (c)	330	400
5% 1/1/28 (c)	205	248
5% 1/1/32 (c)	330	391
5% 1/1/33 (c)	580	686
5% 1/1/34 (c)	180	212
5% 1/1/35 (c)	330	388
Series 2017 D2:
5% 1/1/27 (c)	415	503
5% 1/1/28 (c)	595	718
5% 1/1/31 (c)	530	630
5% 1/1/33 (c)	850	1,005
5% 1/1/34 (c)	1,020	1,203
5% 1/1/36 (c)	775	910
5% 1/1/37 (c)	1,275	1,494

TOTAL LOUISIANA		61,081

Maine - 1.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,745	3,901
Series 2011:
6.75% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	1,850	1,879
7.5% 7/1/32 (Pre-Refunded to 7/1/21 @ 100)	4,235	4,310
Series 2013, 5% 7/1/25	1,475	1,584
Series 2016 A:
4% 7/1/41	1,935	1,976
4% 7/1/46	3,180	3,218
5% 7/1/41	8,620	9,326
5% 7/1/46	22,975	24,684
Series 2017 B:
4% 7/1/25	375	420
4% 7/1/31	580	652
4% 7/1/32	415	465
4% 7/1/34	835	931
5% 7/1/26	270	322
5% 7/1/28	420	506
5% 7/1/29	330	394
5% 7/1/33	830	976
5% 7/1/35	630	738
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	1,024
5% 7/1/36	2,150	2,517
5% 7/1/38	555	647

TOTAL MAINE		60,470

Maryland - 1.1%
City of Westminster Series 2016:
5% 11/1/27	2,150	2,504
5% 11/1/28	2,275	2,634
5% 11/1/29	2,410	2,770
5% 11/1/30	2,555	2,913
Harford County Gen. Oblig.:
Series 2020 A:
5% 10/1/27	2,000	2,539
5% 10/1/29	2,000	2,649
Series 2020 B:
5% 7/1/28	3,465	4,475
5% 7/1/29	3,385	4,463
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	3,790	4,211
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,205
5% 6/1/35	1,655	1,892
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (c)	1,505	1,708
5% 3/31/46 (c)	2,485	2,795
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,645	3,150
Series 2015, 5% 7/1/24	625	708
Series 2016 A:
4% 7/1/42	1,430	1,557
5% 7/1/35	575	668
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2020:
4% 7/1/45	5,010	5,847
4% 7/1/50	2,920	3,389
Series 2021 A, 5% 7/1/51 (f)(g)	4,000	5,139

TOTAL MARYLAND		57,216

Massachusetts - 4.2%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2017, 5% 7/1/21	380	381
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,549
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	4,000
5% 7/1/34	3,500	4,331
Series 2017, 4% 7/1/41	8,280	9,468
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	907
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	992
5% 10/1/28	875	1,038
5% 10/1/29	920	1,085
5% 10/1/31	1,015	1,182
5% 10/1/32	1,065	1,235
Series 2016 I, 5% 7/1/41	1,925	2,223
Series 2016:
5% 10/1/29	830	998
5% 10/1/30	1,240	1,485
5% 7/1/31	1,385	1,645
5% 10/1/31	1,340	1,599
5% 10/1/43	8,995	10,229
Series 2017:
5% 7/1/34	1,325	1,570
5% 7/1/35	1,000	1,183
Series 2019, 5% 9/1/59	16,180	19,407
Series 2020 A:
4% 7/1/45	12,200	13,585
5% 10/15/27	5,000	6,367
5% 10/15/28	20,500	26,711
5% 10/15/29	10,500	13,939
Series BB1, 5% 10/1/46	345	412
Series M:
4% 10/1/50	12,425	13,798
5% 10/1/45	9,360	11,447
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (c)	1,000	1,216
5% 7/1/28 (c)	1,915	2,364
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	1,750	2,161
Series E:
5% 11/1/45	4,450	5,663
5% 11/1/50	15,180	19,213
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	300	301
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	2,082
5% 7/1/34	895	1,068
5% 7/1/38	1,300	1,554
Series 2016 B, 5% 7/1/43 (c)	7,110	8,271
Series 2021 E, 5% 7/1/51 (c)	10,000	12,490

TOTAL MASSACHUSETTS		209,149

Michigan - 2.6%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (FSA Insured)	1,000	1,129
Series A, 5% 7/1/34 (FSA Insured)	1,000	1,128
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	2,600	3,103
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	3,310	3,480
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,772
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,468
5% 7/1/48	8,725	10,539
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,955	2,324
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	3,960	4,714
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	180	216
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	3,136
(Trinity Health Proj.) Series 2017, 5% 12/1/42	2,140	2,582
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	290	292
Series 2012, 5% 11/15/42	8,595	9,164
Series 2015 MI, 5% 12/1/24	3,680	4,279
Series 2016, 5% 11/15/41	1,560	1,837
Series 2019 A, 5% 11/15/48	2,105	2,584
Series 2020 A, 4% 6/1/49	2,545	2,892
Series MI, 5.5% 12/1/27	3,930	4,697
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	1,240	1,535
Series 2012 A, 5% 6/1/26	1,655	1,738
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	2,285	2,530
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	10,337
5% 3/1/50	13,450	16,161
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,851
5% 11/1/31	2,090	2,517
5% 11/1/36	205	245
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (c)	5,790	6,890
Series 2015 G, 5% 12/1/28 (c)	4,555	5,402
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,230	1,386
4% 12/1/34 (FSA Insured)	1,020	1,147
4% 12/1/35 (FSA Insured)	995	1,116
4% 12/1/36 (FSA Insured)	1,035	1,158
5% 12/1/31	310	376
5% 12/1/32	315	381
5% 12/1/34	580	702
5% 12/1/35	540	652
5% 12/1/37	355	428
Series 2017 B:
5% 12/1/29 (c)	495	599
5% 12/1/30 (c)	580	697
5% 12/1/31 (c)	660	790
5% 12/1/32 (c)	540	644
5% 12/1/32 (c)	420	507
5% 12/1/34 (c)	495	594
5% 12/1/35 (c)	540	647
5% 12/1/37 (c)	705	840
5% 12/1/42 (c)	830	978
Series 2018 D, 5% 12/1/29 (c)	3,645	4,537

TOTAL MICHIGAN		130,721

Minnesota - 0.4%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	7,054
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,659
Series 2017:
4% 5/1/21	415	416
5% 5/1/25	660	765
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	752
5% 10/1/45	1,370	1,607
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	990	1,098
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(d)	3,770	4,044

TOTAL MINNESOTA		18,395

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	634
5% 3/1/31	620	675
5% 3/1/36	1,240	1,333
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/26	980	983
5% 9/1/27	405	406
5% 9/1/28	830	833
5% 9/1/29	830	833
5% 9/1/30	1,150	1,154
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,445
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	830	905
3.25% 2/1/28	830	905
4% 2/1/40	660	711
5% 2/1/29	1,025	1,199
5% 2/1/31	2,150	2,494
5% 2/1/33	2,375	2,739
5% 2/1/36	2,235	2,557
Series 2019 A:
4% 10/1/48	2,850	3,225
5% 10/1/46	5,575	6,777
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	845	940
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,977
5% 7/1/34	1,750	2,173
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	1,102
Series 2018 A:
5.125% 9/1/48	3,325	3,676
5.125% 9/1/49	2,665	2,945

TOTAL MISSOURI		43,621

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	935	986
Series 2019 B, 4% 6/1/50	450	510

TOTAL MONTANA		1,496

Nebraska - 0.5%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	952
5% 7/1/36	570	692
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	2,410	2,651
Series 2019 E, 3.75% 9/1/49 (c)	2,735	2,959
Series 2020 A, 3.5% 9/1/50	1,950	2,160
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,422
5% 1/1/40	935	1,099
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	620	669
5% 12/15/23 (c)	620	692
5% 12/15/25 (c)	330	391
5% 12/15/26 (c)	1,190	1,445
5% 12/15/27 (c)	830	999
5% 12/15/30 (c)	1,240	1,462
5% 12/15/31 (c)	650	766
5% 12/15/33 (c)	660	772
5% 12/15/35 (c)	1,655	1,934
5% 12/15/36 (c)	420	491
Series 2017 C, 5% 12/15/21 (c)	340	351

TOTAL NEBRASKA		22,907

Nevada - 0.2%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/22 (c)	1,865	1,973
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	3,750	4,503
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,385	1,542
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/40	1,000	1,140
5% 7/1/45	2,605	2,929

TOTAL NEVADA		12,087

New Hampshire - 1.8%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	6,045	7,006
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,485	2,928
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	1,107
5% 8/1/29	855	1,048
5% 8/1/30	850	1,034
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	4,093
Series 2017:
5% 7/1/30	2,125	2,648
5% 7/1/31	4,750	5,905
5% 7/1/32	3,185	3,956
5% 7/1/33	2,900	3,596
5% 7/1/34	4,415	5,463
5% 7/1/35	4,635	5,723
5% 7/1/36	4,870	5,996
5% 7/1/37	4,290	5,268
Series 2017, 5% 7/1/44	1,590	1,837
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	420	429
Series 2012:
4% 7/1/32	2,295	2,338
5% 7/1/24	830	873
5% 7/1/25	980	1,029
5% 7/1/27	415	434
Series 2016:
4% 10/1/38	2,010	2,178
5% 10/1/22	885	947
5% 10/1/24	1,755	2,001
5% 10/1/25	1,740	2,038
5% 10/1/29	5,525	6,514
5% 10/1/31	4,315	5,048
5% 10/1/33	3,355	3,903
5% 10/1/38	6,185	7,122

TOTAL NEW HAMPSHIRE		92,462

New Jersey - 5.7%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	860	1,012
5% 7/1/30 (FSA Insured)	2,105	2,455
5% 7/1/32 (FSA Insured)	1,035	1,200
5% 7/1/33 (FSA Insured)	1,075	1,243
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,000	982
Series A, 5% 11/1/40	8,915	10,745
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	910	899
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	10,905	12,774
Series 2017 B, 5% 11/1/23	14,900	16,613
Series 2013 NN:
5% 3/1/26	4,125	4,456
5% 3/1/27	51,700	55,754
5% 3/1/29	2,055	2,208
Series 2013:
5% 3/1/24	14,900	16,138
5% 3/1/25	1,820	1,970
Series 2015 XX, 5.25% 6/15/27	14,075	16,450
Series 2016 AAA:
5.5% 6/15/31	1,655	2,000
5.5% 6/15/32	4,140	4,987
Series LLL, 5% 6/15/44	2,680	3,208
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	2,040
5% 7/1/32	1,985	2,321
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	3,275	3,968
4% 6/1/31	1,230	1,503
4% 6/1/32	830	1,020
5% 6/1/29	3,685	4,711
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	275	278
5% 7/1/22	275	290
5% 7/1/23	970	1,063
5% 7/1/24	1,600	1,813
5% 7/1/25	1,660	1,939
5% 7/1/26	915	1,099
5% 7/1/26	275	330
5% 7/1/27	620	756
5% 7/1/27	420	502
5% 7/1/28	300	365
5% 7/1/29	580	685
5% 7/1/29	415	490
5% 7/1/30	830	1,003
5% 7/1/30	690	810
Series 2016:
4% 7/1/48	2,400	2,625
5% 7/1/41	2,865	3,321
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	1,000	1,076
5% 12/1/23 (c)	1,675	1,872
5% 12/1/26 (c)	830	1,002
Series 2017 1B, 5% 12/1/21 (c)	1,060	1,092
Series 2018 B:
5% 12/1/25 (c)	3,495	4,131
5% 12/1/26 (c)	1,035	1,249
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	26,033
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	330	358
Series 2010 A, 0% 12/15/27	9,485	8,453
Series 2014 AA, 5% 6/15/24	8,280	9,418
Series 2016 A:
5% 6/15/27	2,250	2,689
5% 6/15/28	9,150	10,843
5% 6/15/29	1,865	2,192
Series 2016 A-2, 5% 6/15/23	4,455	4,900
Series AA:
4% 6/15/35	1,500	1,722
4% 6/15/40	1,680	1,901
4% 6/15/45	6,895	7,707
5% 6/15/29	1,615	1,691
5% 6/15/35	490	612
5% 6/15/39	3,000	3,700
5% 6/15/45	1,550	1,882
Series BB, 5% 6/15/50	1,885	2,226

TOTAL NEW JERSEY		284,775

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,910	2,113
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	140	140
5% 5/15/34	275	309
5% 5/15/39	205	228
5% 5/15/44	215	237
5% 5/15/49	425	466
Series 2019 B1, 2.625% 5/15/25	230	231

TOTAL NEW MEXICO		3,724

New York - 5.8%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,177
4% 7/1/34	1,035	1,173
Series 2017:
4% 12/1/21 (d)	900	917
5% 12/1/22 (d)	1,400	1,493
5% 12/1/23 (d)	1,200	1,324
5% 12/1/24 (d)	1,100	1,249
5% 12/1/25 (d)	1,200	1,399
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,350	5,371
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	7,185	7,630
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	28,555
New York City Gen. Oblig.:
Series 2012 E, 5% 8/1/24	4,140	4,302
Series 2015 C, 5% 8/1/27	580	678
Series 2016 C and D, 5% 8/1/28	2,175	2,617
Series 2016 E, 5% 8/1/28	3,645	4,449
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5.25% 6/15/30	5,960	6,316
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	4,140	4,723
Series 2015 S2, 5% 7/15/35	1,465	1,720
New York City Transitional Fin. Auth. Rev. Series C1, 5% 5/1/29	3,720	4,801
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	5,630	6,847
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	8,280	9,046
Series 2015 A1, 5% 11/15/45	6,170	6,897
Series 2020 D:
4% 11/15/46	39,325	43,689
4% 11/15/47	2,710	3,003
Series 2021 A1, 4% 11/15/45	24,650	27,615
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	980	1,067
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,000	2,506
Series 2020 C, 5% 3/15/47	20,400	25,314
Series 2020 E:
4% 3/15/44	28,000	31,808
4% 3/15/45	22,500	25,492
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	3,560	3,988
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	6,322
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	5,439
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (FSA Insured)	1,200	1,381
5% 12/1/31 (FSA Insured)	1,500	1,895
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	954
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	930	996
4% 3/1/24 (FSA Insured)	1,140	1,258
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (d)	750	756
5.375% 11/1/54 (d)	1,150	1,161
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,858

TOTAL NEW YORK		292,186

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	3,915	4,548
North Carolina - 0.6%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,931
5% 6/1/46	2,120	2,605
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,557
5% 7/1/33	1,040	1,268
5% 7/1/37	2,910	3,513
Series 2017 B:
5% 7/1/21 (c)	175	177
5% 7/1/22 (c)	125	132
5% 7/1/23 (c)	135	149
5% 7/1/24 (c)	155	177
5% 7/1/25 (c)	85	100
5% 7/1/26 (c)	85	102
5% 7/1/27 (c)	160	197
5% 7/1/28 (c)	135	165
5% 7/1/29 (c)	195	237
5% 7/1/30 (c)	210	254
5% 7/1/31 (c)	395	476
5% 7/1/32 (c)	420	504
5% 7/1/33 (c)	440	526
5% 7/1/34 (c)	460	549
5% 7/1/35 (c)	315	375
5% 7/1/36 (c)	255	303
5% 7/1/37 (c)	300	355
5% 7/1/42 (c)	975	1,144
Series 2017 C, 4% 7/1/32	1,190	1,351
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/30 (FSA Insured)	1,055	1,058
Series 2012, 5% 11/1/41	4,490	4,596
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	275	346
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	2,215	2,786
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	1,000	1,258
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26 (Pre-Refunded to 5/15/22 @ 100)	1,070	1,127

TOTAL NORTH CAROLINA		32,318

Ohio - 2.4%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	8,426
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,937
5% 8/1/26	1,645	2,010
5% 8/1/27	2,060	2,579
5% 8/1/28	2,060	2,594
5% 8/1/29	4,130	5,146
5% 8/1/30	3,520	4,358
American Muni. Pwr., Inc. Rev. Series 2012 B, 5% 2/15/42	1,615	1,672
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/30	2,000	2,599
5% 6/1/32	1,665	2,134
5% 6/1/33	2,000	2,544
5% 6/1/34	420	532
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	2,102
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,598
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	4,700	5,645
5% 12/1/51	6,900	8,249
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	5,525	6,355
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	2,975	3,210
5% 12/1/26	555	598
Lake County Hosp. Facilities Rev.:
Series 2008 C:
5.75% 8/15/38	135	135
6% 8/15/43	660	662
Series 2015:
5% 8/15/29	1,160	1,339
5% 8/15/30	1,245	1,430
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	1,850	2,145
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,685	3,854
5% 2/15/44	4,415	4,584
5% 2/15/48	11,260	11,673
Ohio Gen. Oblig. Series 2019 A, 5% 3/1/28	4,315	5,515
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	975	1,102
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	620	700
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	1,272
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/29	2,615	3,413
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	2,140
5% 2/15/34	370	428
Series 2019, 5% 2/15/29	3,925	4,488
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	4,422
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/32 @ 100)	620	632
5% 12/1/42 (Pre-Refunded to 12/1/42 @ 100)	825	832

TOTAL OHIO		118,054

Oklahoma - 0.2%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,246
5% 10/1/29	1,160	1,376
5% 10/1/36	830	978
5% 10/1/39	1,655	1,940
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	415	436
5% 8/15/23	215	235
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,915	2,180
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,070	1,224

TOTAL OKLAHOMA		9,615

Oregon - 0.2%
Oregon Gen. Oblig. Series N, 5% 5/1/26	2,775	3,390
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	7,605	8,452

TOTAL OREGON		11,842

Pennsylvania - 6.6%
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	495	599
5% 7/1/33	1,150	1,387
5% 7/1/40	3,100	3,653
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	1,015
5% 7/15/29	1,290	1,636
5% 7/15/32	830	1,038
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/23	1,075	1,201
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	290	292
5% 6/1/23	415	457
5% 6/1/28	885	1,063
5% 6/1/29	970	1,159
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,650
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,310
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,270
4% 7/15/35	2,135	2,330
4% 7/15/37	4,140	4,493
5% 7/15/25	330	384
5% 7/15/26	1,035	1,232
5% 7/15/27	1,745	2,116
5% 7/15/28	1,285	1,562
5% 7/15/29	1,385	1,666
5% 7/15/30	1,815	2,162
5% 7/15/31	1,240	1,470
5% 7/15/32	1,305	1,542
5% 7/15/34	1,405	1,650
5% 7/15/36	4,150	4,851
5% 7/15/38	4,990	5,804
5% 7/15/43	5,795	6,671
Series 2020, 4% 7/15/45	2,900	3,108
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,553
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	1,006
5% 7/1/27	830	1,000
5% 7/1/28	830	996
5% 7/1/34	3,045	3,599
5% 7/1/36	1,655	1,946
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	1,655	1,761
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,095	1,112
5% 10/1/22	1,140	1,194
5% 10/1/23	325	350
5% 10/1/24	965	1,063
5% 10/1/25	865	949
5% 10/1/27	415	452
Series 2016 A:
5% 10/1/28	1,255	1,411
5% 10/1/29	2,150	2,403
5% 10/1/31	3,790	4,203
5% 10/1/36	6,790	7,442
5% 10/1/40	4,700	5,121
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	10,545	11,652
(St. Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	615	720
Series 2016 A, 5% 8/15/46	24,835	28,256
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	3,301
Series 2017:
5% 5/1/35	1,025	1,213
5% 5/1/37	1,295	1,524
5% 5/1/41	5,860	6,840
Series 2016:
5% 5/1/28	415	488
5% 5/1/32	1,040	1,200
5% 5/1/33	1,405	1,617
Series 2018 A, 5% 2/15/48	1,575	1,907
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	979
5% 7/1/26	830	1,006
5% 7/1/27	660	818
Series 2017 B:
5% 7/1/22	240	254
5% 7/1/23 (c)	1,240	1,366
5% 7/1/23	415	458
5% 7/1/25 (c)	2,900	3,407
5% 7/1/26 (c)	2,485	2,984
5% 7/1/27 (c)	2,070	2,537
5% 7/1/28 (c)	2,485	3,016
5% 7/1/29 (c)	1,860	2,246
5% 7/1/32 (c)	2,485	2,968
5% 7/1/33 (c)	1,865	2,220
5% 7/1/34 (c)	3,310	3,930
5% 7/1/37 (c)	3,725	4,392
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	6,201
Philadelphia Gas Works Rev. Series 16 A, 4% 8/1/45 (FSA Insured)	2,685	3,071
Philadelphia School District:
Series 2016 D:
5% 9/1/25	7,275	8,503
5% 9/1/26	7,600	9,110
5% 9/1/27	8,020	9,759
5% 9/1/28	6,705	8,131
Series 2016 F:
5% 9/1/28	11,600	14,067
5% 9/1/29	7,540	9,113
Series 2018 A:
5% 9/1/36	1,575	1,945
5% 9/1/37	910	1,119
5% 9/1/38	1,450	1,781
Series 2018 B, 5% 9/1/43	2,115	2,548
Series 2019 A:
4% 9/1/35	5,215	5,987
5% 9/1/33	2,480	3,161
5% 9/1/34	7,225	9,167
Series 2019 C, 5% 9/1/33	2,540	3,237
Series F:
5% 9/1/30	5,625	6,792
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	25
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	5,274
5% 10/1/36	6,210	7,787
5% 10/1/48	6,000	7,299
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (FSA Insured)	2,315	2,883
Series 2019 A, 5% 9/1/44 (FSA Insured)	775	953
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,055	1,236
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	5,316
5% 8/1/48	5,335	6,133

TOTAL PENNSYLVANIA		332,229

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	738
5% 9/1/36	5,810	6,484
Series 2016, 5% 5/15/39	5,215	5,939
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,630	1,808
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (c)	1,910	1,969
5% 12/1/25 (c)	1,000	1,174

TOTAL RHODE ISLAND		18,112

South Carolina - 3.3%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,518
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,630
5% 12/1/26	1,160	1,333
5% 12/1/28	4,690	5,356
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	2,300	2,587
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,259
5% 7/1/33	4,200	5,214
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	910	1,086
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	33,515	37,461
Series 2014 A:
5% 12/1/49	11,210	12,527
5.5% 12/1/54	12,985	14,685
Series 2014 C, 5% 12/1/46	3,895	4,424
Series 2015 A, 5% 12/1/50	5,180	5,924
Series 2015 E, 5.25% 12/1/55	6,195	7,243
Series 2016 A:
5% 12/1/29	2,485	2,987
5% 12/1/38	250	296
Series 2016 B:
5% 12/1/31	910	1,107
5% 12/1/41	12,515	14,978
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	17,034
4% 4/15/48	10,815	11,798
5% 4/15/48	10,595	12,436

TOTAL SOUTH CAROLINA		164,883

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	657
Series 2017:
5% 7/1/26	250	304
5% 7/1/28	250	309
5% 7/1/29	470	577

TOTAL SOUTH DAKOTA		1,847

Tennessee - 0.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	2,441
5% 8/1/31	1,000	1,265
5% 8/1/33	1,250	1,568
Series 2019 A2, 5% 8/1/35	765	954
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	815	893
5% 7/1/24	1,225	1,344
5% 7/1/25	1,225	1,341
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	1,755	1,990
Series 2019 B, 5% 7/1/54 (c)	6,825	8,242

TOTAL TENNESSEE		20,038

Texas - 6.8%
Argyle Independent School District Series 2004, 5.25% 8/15/40 (FSA Insured)	105	105
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	1,215	1,219
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	830	956
5% 11/15/27 (c)	1,035	1,190
5% 11/15/28 (c)	1,240	1,422
5% 11/15/39 (c)	9,440	10,732
5% 11/15/44 (c)	23,065	26,222
Series 2017 B:
5% 11/15/28 (c)	830	998
5% 11/15/30 (c)	1,275	1,517
5% 11/15/32 (c)	1,005	1,188
5% 11/15/35 (c)	1,035	1,216
5% 11/15/36 (c)	1,385	1,623
5% 11/15/37 (c)	1,165	1,362
5% 11/15/41 (c)	4,725	5,485
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,400	2,392
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,075	1,251
5% 1/1/30	1,365	1,573
5% 1/1/31	395	454
5% 1/1/32	830	952
5% 1/1/45	5,795	6,519
Series 2016:
5% 1/1/40	830	948
5% 1/1/46	565	642
Collin County Cmnty. College District Series 2020 A, 5% 8/15/28	4,250	5,479
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,150	2,554
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35	1,000	1,218
4% 10/1/39	5,000	6,003
4% 10/1/40	2,000	2,387
Fort Bend Independent School District Series 2020, 5% 8/15/28	3,000	3,873
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	2,655	3,286
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	4,510	4,860
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,303
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,415
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,800
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (c)	2,485	2,513
5% 7/1/24 (Pre-Refunded to 7/1/21 @ 100) (c)	1,035	1,047
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100) (c)	1,240	1,254
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (c)	495	524
Series 2018 A, 5% 7/1/41 (c)	1,000	1,190
Series 2018 C:
5% 7/1/29 (c)	1,655	2,052
5% 7/1/30 (c)	1,765	2,174
5% 7/1/31 (c)	1,240	1,517
5% 7/1/32 (c)	1,450	1,767
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,150	3,883
5% 3/1/31	3,835	4,693
5% 3/1/32	1,635	1,996
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33	2,000	2,651
5% 11/15/34	2,500	3,304
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	462
5% 10/15/30	1,570	1,834
5% 10/15/32	830	964
5% 10/15/36	545	628
5% 10/15/37	930	1,069
5% 10/15/38	1,325	1,520
5% 10/15/44	1,310	1,488
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	830	984
5% 11/1/27 (c)	1,780	2,114
5% 11/1/28 (c)	2,755	3,259
5% 11/1/29 (c)	1,655	1,952
5% 11/1/32 (c)	3,055	3,573
Series 2017:
5% 11/1/22 (c)	620	665
5% 11/1/23 (c)	910	1,011
5% 11/1/24 (c)	830	952
5% 11/1/25 (c)	830	981
5% 11/1/26 (c)	830	1,005
5% 11/1/27 (c)	830	998
5% 11/1/28 (c)	1,450	1,734
5% 11/1/29 (c)	1,035	1,235
5% 11/1/30 (c)	830	990
5% 11/1/31 (c)	1,840	2,190
5% 11/1/32 (c)	2,135	2,535
5% 11/1/33 (c)	830	983
5% 11/1/34 (c)	830	980
5% 11/1/36 (c)	830	978
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	2,126
5% 5/15/30	4,140	4,818
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	781
5% 8/15/29	1,655	2,044
5% 8/15/47	1,890	2,243
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	700
5% 4/1/30	2,825	3,264
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	978
5% 1/1/33	975	1,174
5% 1/1/34	1,240	1,489
5% 1/1/34	2,485	3,324
5% 1/1/35	1,820	2,182
5% 1/1/36	4,965	5,939
5% 1/1/37	6,625	7,897
5% 1/1/38	2,690	2,878
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	740	799
5% 1/1/30	350	414
5% 1/1/31	495	583
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	6,870	8,122
Series 2014 A, 5% 1/1/25	4,965	5,584
Series 2015 A, 5% 1/1/32	2,775	3,190
Series 2015 B, 5% 1/1/40	8,280	8,864
Series 2016 A, 5% 1/1/36	1,035	1,206
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	4,367
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	464
5% 10/1/30	580	714
5% 10/1/31	520	637
5% 10/1/39	1,030	1,245
5% 10/1/40	830	1,002
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	3,310	3,682
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	4,140	4,628
5% 2/15/25	710	827
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,504	4,720
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	4,530	5,143
Series A, 3.5% 3/1/51	3,805	4,279
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (c)	12,420	14,081
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	4,360
5% 3/15/31	2,690	3,288
Texas Wtr. Dev. Board Rev. Series 2020:
5% 8/1/23	1,000	1,111
5% 8/1/27	2,400	3,030
5% 8/1/28	4,600	5,937
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	5,115	6,088
5% 2/15/33	3,310	3,931
5% 2/15/34	4,140	4,906
5% 2/15/36	2,485	2,935
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	2,122
Univ. of Texas Board of Regents Sys. Rev.:
Series 2019 A, 5% 8/15/29	1,850	2,436
Series 2020 C, 5% 8/15/31	2,500	3,415
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	2,027
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	4,633

TOTAL TEXAS		341,400

Utah - 1.5%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (c)	1,655	1,748
5% 7/1/24 (c)	1,450	1,653
5% 7/1/25 (c)	1,655	1,944
5% 7/1/27 (c)	3,500	4,314
5% 7/1/29 (c)	3,090	3,765
5% 7/1/30 (c)	2,275	2,763
5% 7/1/31 (c)	4,345	5,256
5% 7/1/33 (c)	3,310	3,980
5% 7/1/35 (c)	3,310	3,962
5% 7/1/36 (c)	4,470	5,336
5% 7/1/37 (c)	3,520	4,191
Series 2018 A:
5% 7/1/31 (c)	2,000	2,476
5% 7/1/32 (c)	4,310	5,300
5% 7/1/33 (c)	1,420	1,740
5.25% 7/1/48 (c)	5,655	6,807
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43	5,500	6,962
5% 5/15/50	9,000	11,239
Utah Gen. Oblig. Series 2020 B, 5% 7/1/28	1,995	2,580

TOTAL UTAH		76,016

Vermont - 0.7%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	4,190
5% 10/15/46	4,720	5,152
(Middlebury College Proj.) Series 2020, 5% 11/1/49	18,500	22,799
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (c)	1,430	1,722

TOTAL VERMONT		33,863

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	4,347
5% 6/15/30	1,035	1,145
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	557
Series 2016:
4% 6/15/37	595	643
5% 6/15/27	1,240	1,469
5% 6/15/30	540	629
5% 6/15/33	350	404
5% 6/15/34	665	766
5% 6/15/35	1,820	2,093
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	830	945
5% 1/1/40	1,865	2,123
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	901
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	4,965	5,115
5% 1/1/40 (c)	995	1,025
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,407
5% 1/1/34	1,240	1,437
5% 1/1/35	1,240	1,435
5% 1/1/44	830	948

TOTAL VIRGINIA		28,389

Washington - 1.5%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (c)	2,900	3,455
5% 10/1/30 (c)	1,655	1,969
Series 2019 A, 4% 4/1/44 (c)	2,525	2,788
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (c)	1,110	1,118
5% 6/1/22 (c)	830	874
5% 6/1/24 (c)	1,290	1,407
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	4,635	5,004
5% 12/1/27	3,415	3,669
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,790	3,246
5% 2/1/34	3,450	4,012
Series R-2017 A, 5% 8/1/30	1,685	2,049
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	792
5% 7/1/27	1,285	1,583
5% 7/1/28	1,570	1,930
5% 7/1/29	615	750
5% 7/1/30	735	891
5% 7/1/31	870	1,050
5% 7/1/32	1,655	1,991
5% 7/1/33	2,345	2,812
5% 7/1/34	540	646
5% 7/1/42	4,685	5,537
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	4,245	4,539
Series 2015:
5% 1/1/25	1,655	1,916
5% 1/1/27	1,910	2,234
Series 2019 A1, 5% 8/1/38	1,000	1,233
Series 2019 A2, 5% 8/1/33	2,000	2,509
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	2,070
5% 10/1/28	1,825	2,117
5% 10/1/35	1,880	2,124
5% 10/1/36	2,845	3,212
5% 10/1/40	2,795	3,128
Series 2019, 4% 10/1/49	3,515	3,741
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100	105
5% 7/1/33 (d)	125	135
5% 7/1/38 (d)	100	107
5% 7/1/48 (d)	400	426

TOTAL WASHINGTON		77,169

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,682
5% 1/1/32	1,120	1,382

TOTAL WEST VIRGINIA		3,064

Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2019 B:
5% 12/1/22 (c)	3,380	3,633
5% 12/1/23 (c)	2,960	3,299
Pub. Fin. Auth. Series 2020 A:
5% 1/1/35	1,210	1,522
5% 1/1/40	540	669
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (d)	700	752
5% 5/15/28 (d)	1,095	1,181
5.25% 5/15/37 (d)	335	359
5.25% 5/15/42 (d)	415	443
5.25% 5/15/47 (d)	410	436
5.25% 5/15/52 (d)	775	822
Pub. Fin. Auth. Edl. Facilities Series 2016:
5% 1/1/37	5,325	5,701
5% 1/1/42	4,275	4,535
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	5,850	7,083
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	735	792
5% 10/1/48 (d)	880	944
5% 10/1/53 (d)	2,330	2,494
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (d)	750	866
Series 2020, 5% 4/1/50 (d)	520	590
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	4,140	4,943
Series 2014:
4% 5/1/33	2,920	3,057
5% 5/1/22	660	690
Series 2016 A:
5% 2/15/28	1,965	2,284
5% 2/15/29	2,550	2,947
5% 2/15/30	2,805	3,224
Series 2017 A:
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	830	1,039
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	1,425	1,784
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	1,575	1,972
Series 2019 A:
2.25% 11/1/26	1,270	1,265
5% 11/1/46	540	565
Series 2019 B1, 2.825% 11/1/28	1,435	1,437
Series 2019 B2, 2.55% 11/1/27	920	921
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
4% 10/1/23	2,070	2,175
5% 6/1/27	1,840	1,917

TOTAL WISCONSIN		66,341

TOTAL MUNICIPAL BONDS
(Cost $4,526,249)		4,863,860
	Shares	Value (000s)

Money Market Funds - 1.9%
Fidelity Municipal Cash Central Fund 0.09% (h)(i)
(Cost $94,867)	94,846,102	94,875
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $4,621,116)		4,958,735
NET OTHER ASSETS (LIABILITIES) - 0.9%		45,669
NET ASSETS - 100%		$5,004,404

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,802,000 or 1.1% of net assets.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) A portion of the security sold on a delayed delivery basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$9
Total	$9

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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